Condensed consolidated cash flow statement (unaudited) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Statement of cash flows [abstract]
Profit before tax		£ 6,066	£ 5,203
Adjustment for non-cash and other items		3,108	9,466
Net increase in loans and advances at amortised cost		(7,580)	(1,950)
Net increase in deposits at amortised cost		8,744	3,872
Net increase in debt securities in issue		3,670	8,195
Changes in other operating assets and liabilities		17,221	(3,772)
Corporate income tax paid		(793)	(712)
Net cash from operating activities		30,436	20,302
Net cash from investing activities		(10,989)	(4,184)
Net cash from financing activities	[1]	(1,130)	3,720
Effect of exchange rates on cash and cash equivalents		334	(2,632)
Net increase in cash and cash equivalents		18,651	17,206
Cash and cash equivalents at beginning of the period		256,463	235,611
Cash and cash equivalents at end of the period		£ 275,114	£ 252,817

[1]	Issuance and redemption of debt securities included in financing activities relate to instruments that qualify as eligible liabilities and satisfy regulatory requirements for MREL instruments which came into effect during 2019.